Unsecured senior notes	12 Months Ended
Mar. 31, 2015
Unsecured senior notes
Unsecured senior notes
Unsecured senior notes

21.  Unsecured senior notes

In November 2014, the Company issued unsecured senior notes included floating rate and fixed rate notes with varying maturities for an aggregate principal amount of US$8.0 billion. These notes are senior unsecured obligations and interest is payable in arrears, quarterly for the floating rate notes and semiannually for the fixed-rate notes, which are listed on the Hong Kong Stock Exchange. The proceeds from issuance of the unsecured senior notes were used to refinance the US$8.0 billion syndicated loan (Note 20).

The following table provides a summary of the Company's unsecured senior notes as of March 31, 2015:

	Amounts	Effective interest rate
	(in millions of RMB)
US$300 million floating rate notes due 2017	1,843	0.85%
US$1,000 million 1.625% notes due 2017	6,136	1.73%
US$2,250 million 2.500% notes due 2019	13,770	2.64%
US$1,500 million 3.125% notes due 2021	9,174	3.24%
US$2,250 million 3.600% notes due 2024	13,795	3.66%
US$700 million 4.500% notes due 2034	4,276	4.59%

	48,994
Unamortized discount	144

Total senior unsecured notes	49,138

The effective interest rates for the senior unsecured notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.

The senior unsecured notes contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company's assets. In addition, the notes rank senior in right of payment to all of the Company's existing and future indebtedness expressly subordinated in right of payment to the notes and rank at least equally in right of payment with all of the Company's existing and future unsecured unsubordinated indebtedness (subject to any priority rights pursuant to applicable law).

As of March 31, 2015, the future principal payments for the Company's senior unsecured notes will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	—
Between 1 to 2 years	—
Between 2 to 3 years	7,985
Between 3 to 4 years	—
Between 4 to 5 years	13,820
Thereafter	27,333

49,138

As of March 31, 2015, the fair value of the Company's senior unsecured notes, based on Level 2 inputs, was US$8,008 million (RMB49,184 million).